ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,351,540,382	1,351,540,382
Ordinary shares, outstanding	1,172,055,466	1,259,138,299
Treasury shares, shares	179,484,916	92,402,083
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,351,540,382	1,351,540,382
Ordinary shares, outstanding	1,172,055,466	1,259,138,299
Treasury shares, shares	179,484,916	92,402,083